                         SUPPLEMENT DATED JUNE 20, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

              GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

THIS SUPPLEMENT PROVIDES INFORMATION REGARDING THE VAN KAMPEN LIFE UIT PORTFOLIOS THAT ARE CURRENTLY AVAILABLE UNDER THE CONTRACT. THIS SUPPLEMENT MODIFIES THE FOLLOWING INFORMATION IN THE PROSPECTUS UNDER THE HEADINGS INDICATED.

-    "TABLE OF ANNUAL FEES AND EXPENSES" IN SECTION 1 - SUMMARY:

PORTFOLIO ANNUAL EXPENSES AFTER WAIVER/REIMBURSEMENT
(AS A PERCENTAGE OF NET ASSETS)

                                                           MANAGEMENT        OTHER        12b-1         TOTAL ANNUAL
PORTFOLIO                                                     FEES          EXPENSES       FEE            EXPENSES
---------                                                     ----          --------       ---            --------
Van Kampen UIT Bandwidth & Telecommunications                 .00%            3.51%        .00%            3.57%(14)
Van Kampen UIT Internet                                       .00%            4.96%        .00%            4.96%(14)

(14) These expenses are estimated based upon the accumulation unit value shown in the Van Kampen Life UIT Portfolio prospectus. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Life Portfolios prospectus for more detail.

-    "EXAMPLES" IN SECTION 1 - SUMMARY:

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
                                                                                  ------      -------       -------     --------
Van Kampen UIT Bandwidth & Telecommunications                                    $128.08      $222.60       $285.00      $556.87
Van Kampen UIT Internet                                                          $142.32      $261.84       $344.79      $650.40

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE SPECIFIED PERIOD (I.E. NO DEFERRED SALES LOAD CHARGED):

                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
                                                                                  ------      -------       -------     --------
Van Kampen UIT Bandwidth & Telecommunications                                     $58.08      $172.60       $285.00      $556.87
Van Kampen UIT Internet                                                           $72.32      $211.84       $344.79      $650.40

PLEASE NOTE THAT VAN KAMPEN HAS DETERMINED THAT IT WILL NOT RENEW ANY OF THE VAN KAMPEN LIFE UIT PORTFOLIOS WHEN THEY EXPIRE ON MAY 1, 2003.

                         SUPPLEMENT DATED JUNE 20, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

                     IQ 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

THIS SUPPLEMENT PROVIDES INFORMATION REGARDING THE VAN KAMPEN LIFE UIT PORTFOLIOS THAT ARE CURRENTLY AVAILABLE UNDER THE CONTRACT. THIS SUPPLEMENT MODIFIES THE FOLLOWING INFORMATION IN THE PROSPECTUS UNDER THE HEADINGS INDICATED.

-    "TABLE OF ANNUAL FEES AND EXPENSES" IN SECTION 1 - SUMMARY:

PORTFOLIO ANNUAL EXPENSES AFTER WAIVER/REIMBURSEMENT
(AS A PERCENTAGE OF NET ASSETS)

                                                        MANAGEMENT       OTHER      12b-1       TOTAL ANNUAL
PORTFOLIO                                                  FEES         EXPENSES     FEE          EXPENSES
---------                                                  ----         --------     ---          --------
Van Kampen UIT Bandwidth & Telecommunications              .00%           3.51%      .00%          3.57%(14)
Van Kampen UIT Internet                                    .00%           4.96%      .00%          4.96%(14)

(14) These expenses are estimated based upon the accumulation unit value shown in the Van Kampen Life UIT Portfolio prospectus. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Life Portfolios prospectus for more detail.

-    "EXAMPLES" IN SECTION 1 - SUMMARY:

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

                                                                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                                    ------      -------     -------    --------
Van Kampen UIT Bandwidth & Telecommunications                                       $61.26      $181.47     $298.65     $578.85
Van Kampen UIT Internet                                                             $75.51      $220.42     $357.57     $669.08

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE SPECIFIED PERIOD (I.E. NO DEFERRED SALES LOAD CHARGED):

                                                                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                                    ------      -------     -------    --------
Van Kampen UIT Bandwidth & Telecommunications                                       $61.26      $181.47     $298.65     $578.85
Van Kampen UIT Internet                                                             $75.51      $220.42     $357.57     $669.08

PLEASE NOTE THAT VAN KAMPEN HAS DETERMINED THAT IT WILL NOT RENEW ANY OF THE VAN KAMPEN LIFE UIT PORTFOLIOS WHEN THEY EXPIRE ON MAY 1, 2003.